12. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of Income Tax Reconciliation
	2025	2024	2023

Loss before income taxes	$(633,173)	$(523,905)	$(903,039)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(170,957)	(141,454)	(243,821)

Differences resulting from:
Option based payments	60,314	11,364	116,882
Other items	3,643	90	1,939
Change in deferred tax assets not recognized	107,000	130,000	125,000

Provision for income tax expense	$-	$-	$-